Derivative financial liability – current (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Derivative Financial Liability Current
Schedule of derivative financial liability
	As at 30 June 2022 unaudited £’000	As at 31 December 2021 £’000
At 1 January	553	1,559
Transfer to share premium on exercise of warrants	-	(70)
Gain recognised in finance income within the consolidated statement of comprehensive income	(398)	(936)
	155	553

	2021 £’000	2020 £’000	2019 £’000
Equity settled derivative financial liability
At 1 January	1,559	664	–
Warrants issued	–	997	1,148
Transfer to share premium on exercise of warrants	(70)	(499)	–
Gain recognised in finance income within the consolidated statement of comprehensive income	(936)	397	(484)
At 31 December	553	1,559	664

Equity settled derivative financial liability is a liability that is not to be settled for cash.

The following table details the outstanding warrants as at 31 December and also the movement in the year:
	At 1 January 2021	Lapsed	Exercised	At 31 December 2021	Lapsed	Exercised	At 30 June 2022
May 2020 grant	7,045,456	–	(306,815)	6,738,641	–	–	6,738,641
October 2019 grant	3,150,000	–	–	3,150,000	–	–	3,150,000
DARA Warrants	4,624	(544)	–	4,080	–	–	4,080
DARA Options	2,835	–	–	2,835	(13)	–	2,822

The following table details the outstanding warrants as at 31 December and also the movement in the year:

	At 1 January 2019	Granted	Lapsed	At 31 December 2019	Granted	Exercised	At 31 December 2020	Lapsed	Exercised	At 31 December 2021
May 2020 grant	–	–	–	–	7,545,456	(2,500,000)	7,045,456	–	(306,815)	6,738,641
October 19 grant	–	3,150,000	–	3,150,000	–	–	3,150,000	–	–	3,150,000
DARA Warrants	116,206	–	(111,582)	4,624	–	–	4,624	(544)	–	4,080
DARA Options	6,167	–	(3,332)	2,835	–	–	2,835	–	–	2,835

Schedule of consolidated financial assets and liabilities at fair value

Financial liabilities	Fair value as at 30 June 2022	Fair value as at 31 December 2021	Fair value hierarchy	Valuation technique(s) and key input(s)	Significant unobservable input(s)	Relationship of unobservable inputs to fair value
Equity settled financial derivative liability – May 2020 Warrants	£146,000	£467,000	Level 3	Monte Carlo simulation model	Volatility rate of 105% determined using historical volatility of comparable companies.	The higher the volatility the higher the fair value.
					Expected life between a range of 0.1 and 3.39 years determined using the remaining life of the share options.	The shorter the expected life the lower the fair value.
					Risk-free rate between a range of 1.68% determined using the expected life assumptions.	The higher the risk-free rate the higher the fair value.
Equity settled financial derivative liability – October 2019 Warrants	£9,000	£86,000	Level 3	Monte Carlo simulation model	Volatility rate of 108.5% determined using historical volatility of comparable companies.	The higher the volatility the higher the fair value.
					Expected life between a range of 0.1 and 3.00 years determined using the remaining life of the share options.	The shorter the expected life the lower the fair value.
					Risk-free rate between a range of 1.68% determined using the expected life assumptions.	The higher the risk-free rate the higher the fair value.
Equity settled financial derivative liability – DARA Bioscience warrants and options	–	–	Level 3	Black-Scholes option pricing model	Volatility rate of 108.5%% determined using historical volatility of comparable companies.	The higher the volatility the higher the fair value.
					Expected life between a range of 0.1 and 0.4 years determined using the remaining life of the share options	The shorter the expected life the lower the fair value.
					Risk-free rate between a range of 1.68% determined using the expected life assumptions.	The higher the risk-free rate the higher the fair value.
Total	£155,000	£553,000

The fair value of the Group’s derivative financial liability is measured at fair value on a recurring basis. The following table gives information about how the fair value of this financial liability is determined, additional disclosure is given in note 20:

Financial liabilities	Fair value as at 31/12/2021	Fair value hierarchy	Valuation technique(s) and key input(s)	Significant unobservable input(s)	Relationship of unobservable inputs to fair value
Equity settled financial derivative liability	£467,000	Level 3	Monte Carlo simulation model	Volatility rate of 95.0% determined using historical volatility of comparable companies.	The higher the volatility the higher the fair value.
				Expected life between a range of 0.1 and 3.88 years determined using the remaining life of the share options.	The shorter the expected life the lower the fair value.
				Risk-free rate of 0.31% determined using the expected life assumptions.	The higher the risk-free rate the higher the fair value.
Equity settled financial derivative liability	£86,000	Level 3	Monte Carlo simulation model	Volatility rate of 85.0% determined using historical volatility of comparable companies.	The higher the volatility the higher the fair value.
				Expected life between a range of 0.1 and 3.5 years determined using the remaining life of the share options.	The shorter the expected life the lower the fair value.
				Risk-free rate of 0.71% determined using the expected life assumptions.	The higher the risk-free rate the higher the fair value.
Equity settled financial derivative liability	–	Level 3	Black-Scholes option pricing model	Volatility rate of 85.0% determined using historical volatility of comparable companies.	The higher the volatility the higher the fair value.
				Expected life between a range of 0.10 and 0.9 years determined using the remaining life of the share options.	The shorter the expected life the lower the fair value.
				Risk-free rate of 0.71% determined using the expected life assumptions.	The higher the risk-free rate the higher the fair value.
Total	£553,000

Financial liabilities	Fair value as at 31/12/2020	Fair value hierarchy	Valuation technique(s) and key input(s)	Significant unobservable input(s)	Relationship of unobservable inputs to fair value
Equity settled financial derivative liability	£1,187,000	Level 3	Monte Carlo simulation model	Volatility rate of 105.0% determined using historical volatility of comparable companies.	The higher the volatility the higher the fair value.
				Expected life between a range of 0.1 and 4.49 years determined using the remaining life of the share options.	The shorter the expected life the lower the fair value.
				Risk-free rate of 0.07% determined using the expected life assumptions.	The higher the risk-free rate the higher the fair value.
Equity settled financial derivative liability	£372,000	Level 3	Monte Carlo simulation model	Volatility rate of 105.0% determined using historical volatility of comparable companies.	The higher the volatility the higher the fair value.
				Expected life between a range of 0.1 and 4.888 years determined using the remaining life of the share options.	The shorter the expected life the lower the fair value.
				Risk-free rate of 0.08% determined using the expected life assumptions.	The higher the risk-free rate the higher the fair value.
Equity settled financial derivative liability	–	Level 3	Black-Scholes option pricing model	Volatility rate of 105.0% determined using historical volatility of comparable companies.	The higher the volatility the higher the fair value.
				Expected life between a range of 1.0 and 1.9 years determined using the remaining life of the share options.	The shorter the expected life the lower the fair value.
				Risk-free rate of 0.8% determined using the expected life assumptions.	The higher the risk-free rate the higher the fair value.
Total	£1,559,000

Financial liabilities	Fair value as at 31/12/2019	Fair value hierarchy	Valuation technique(s) and key input(s)	Significant unobservable input(s)	Relationship of unobservable inputs to fair value
Equity settled financial derivative liability	£664,000	Level 3	Monte Carlo simulation model	Volatility rate of 78.4% determined using historical volatility of comparable companies.	The higher the volatility the higher the fair value.
				Expected life between a range of 0.1 and 5.68 years determined using the remaining life of the share options.	The shorter the expected life the lower the fair value.
				Risk-free rate between a range of 0.59% and 1.69 % determined using the expected life assumptions.	The higher the risk-free rate the higher the fair value.
Equity settled financial derivative liability	–	Level 3	Black-Scholes option pricing model	Volatility rate of 78.3% determined using historical volatility of comparable companies.	The higher the volatility the higher the fair value.
				Expected life between a range of 2.0 and 2.9 years determined using the remaining life of the share options.	The shorter the expected life the lower the fair value.
				Risk-free rate between a range of 0.0% and 0.26 % determined using the expected life assumptions.	The higher the risk-free rate the higher the fair value.
Total	£664,000